Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit [Member]
Change in benefit obligations:
Balance at January 1,	$ 7,043	$ 6,562
Service costs	187	172	170
Interest costs	404	393	395
Plan participants' contributions	0	0
Net actuarial (gains) losses	1,072	301
Acquisition, divestitures and curtailments	0	0
Change in benefits	17	0
Expected drug subsidy	0	0
Benefits paid	(396)	(385)
Transfers	0	0
Effect of foreign currency translation	0	0
Balance at December 31,	8,327	7,043	6,562
Change in plan assets:
Fair value of plan assets at beginning of year	6,310	5,684
Actual return on plan assets	944	708
Acquisition and divestitures	0	0
Plan participants' contributions	0	0
Employer contributions	250	303
Benefits paid	(396)	(385)
Transfers	0	0
Effect of foreign currency translation	0	0
Fair value of plan assets at end of year	7,108	6,310	5,684
Funded status at end of year	(1,219)	(733)
Amounts recognized in the consolidated balance sheets consist of:
Other assets	0	106
Other liabilities	(1,219)	(839)
Net amount recognized	(1,219)	(733)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	2,498	2,117
Prior service costs (credit)	30	17
Accumulated other comprehensive (income) loss, before income tax	2,528	2,134
Foreign Pension Plans, Defined Benefit [Member]
Change in benefit obligations:
Balance at January 1,	676	87
Service costs	64	8	0
Interest costs	16	6	0
Plan participants' contributions	0	0
Net actuarial (gains) losses	24	(11)
Acquisition, divestitures and curtailments	(5)	639
Change in benefits	0	1
Expected drug subsidy	0	0
Benefits paid	(30)	(35)
Transfers	(13)	0
Effect of foreign currency translation	41	(19)
Balance at December 31,	773	676	87
Change in plan assets:
Fair value of plan assets at beginning of year	178	86
Actual return on plan assets	(4)	8
Acquisition and divestitures	(4)	97
Plan participants' contributions	0	0
Employer contributions	55	22
Benefits paid	(30)	(35)
Transfers	(13)	0
Effect of foreign currency translation	3	0
Fair value of plan assets at end of year	185	178	86
Funded status at end of year	(588)	(498)
Amounts recognized in the consolidated balance sheets consist of:
Other assets	3	6
Other liabilities	(591)	(504)
Net amount recognized	(588)	(498)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	10	(25)
Prior service costs (credit)	2	3
Accumulated other comprehensive (income) loss, before income tax	12	(22)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Change in benefit obligations:
Balance at January 1,	1,808	1,801
Service costs	16	16	22
Interest costs	106	111	125
Plan participants' contributions	28	34
Net actuarial (gains) losses	267	66
Acquisition, divestitures and curtailments	0	0
Change in benefits	0	(81)
Expected drug subsidy	0	12
Benefits paid	(132)	(151)
Transfers	0	0
Effect of foreign currency translation	0	0
Balance at December 31,	2,093	1,808	1,801
Change in plan assets:
Fair value of plan assets at beginning of year	1,185	1,106
Actual return on plan assets	80	97
Acquisition and divestitures	0	0
Plan participants' contributions	28	34
Employer contributions	79	87
Benefits paid	(132)	(139)
Transfers	0	0
Effect of foreign currency translation	0	0
Fair value of plan assets at end of year	1,240	1,185	1,106
Funded status at end of year	(853)	(623)
Amounts recognized in the consolidated balance sheets consist of:
Other assets	0	0
Other liabilities	(853)	(623)
Net amount recognized	(853)	(623)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	623	403
Prior service costs (credit)	(179)	(286)
Accumulated other comprehensive (income) loss, before income tax	444	117
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Change in benefit obligations:
Balance at January 1,	37	46
Service costs	1	1	0
Interest costs	2	2	0
Plan participants' contributions	0	0
Net actuarial (gains) losses	2	7
Acquisition, divestitures and curtailments	1	0
Change in benefits	0	1
Expected drug subsidy	0	0
Benefits paid	(4)	(3)
Transfers	0	(17)
Effect of foreign currency translation	0	0
Balance at December 31,	39	37	46
Change in plan assets:
Fair value of plan assets at beginning of year	15	15
Actual return on plan assets	(1)	5
Acquisition and divestitures	0	0
Plan participants' contributions	0	0
Employer contributions	1	8
Benefits paid	(2)	(1)
Transfers	0	(12)
Effect of foreign currency translation	0	0
Fair value of plan assets at end of year	13	15	15
Funded status at end of year	(26)	(22)
Amounts recognized in the consolidated balance sheets consist of:
Other assets	0	0
Other liabilities	(26)	(22)
Net amount recognized	(26)	(22)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	2	(3)
Prior service costs (credit)	1	1
Accumulated other comprehensive (income) loss, before income tax	$ 3	$ (2)